EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

18.    EARNINGS PER SHARE

	Years ended December 31,
	2024 $	2023 $
Basic:
Net income attributable to Fortuna shareholders	128,735	(50,836)
Weighted average number of shares (000's)	308,885	295,067
Earnings per share - basic	0.42	(0.17)

	Years ended December 31,
	2024 $	2023 $
Diluted:
Net income attributable to Fortuna shareholders	128,735	(50,836)
Diluted net income for the period	128,735	(50,836)

Weighted average number of shares (000's)	308,885	295,067
Incremental shares from dilutive potential shares	1,862	-
Weighted average diluted number of shares (000's)	310,747	295,067
Earnings per share - diluted	0.41	(0.17)

For the year ended December 31, 2024, nil (December 31, 2023 - 1,657,298) share units, and 26,172,045 (December 31, 2023 - 9,143,000) potential shares issuable on conversion of the 2024 Convertible Notes (December 31, 2023 - 2019 Convertible Debentures) were excluded from the diluted earnings per share calculation. These items were excluded from the diluted earnings per share calculations as their effect would have been anti-dilutive.